Reconciliation of Provision in Lieu of Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of provision in lieu of income taxes
Income before provision in lieu of income taxes	$ 583	$ 596	$ 567
Provision in lieu of income taxes at the US federal statutory rate of 35%	204	209	198
Amortization of investment tax credits - net of deferred tax effect	(4)	(5)	(5)
Amortization (under regulatory accounting) of statutory tax rate changes	(3)	(3)	(3)
Amortization of Medicare subsidy regulatory asset	14
Texas margin tax, net of federal tax benefit	14	14	13
Medicare subsidy			(1)
Nondeductible losses (gains) on benefit plan investments	(2)	(1)	(1)
Other, including audit settlements	11	15	14
Reported provision in lieu of income taxes	$ 234	$ 229	$ 215
Effective rate	40.10%	38.40%	37.90%